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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Wing
Title: President
Phone: (952) 942-3206

Signature, Place, and Date of Signing:

/s/ John W. Wing     Minnetonka, Minnesota      November 9, 2007
---------------- -----------------------------  ----------------
  [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             None
Form 13F Information Table Entry Total:          13
Form 13F Information Table Value Total: $   299,914
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                             VOTING AUTHORITY (SHARES)
                               CUSIP      VALUE           INVESTMENT  OTHER  -------------------------
NAME OF ISSUER TITLE OF CLASS  NUMBER   (x$1,000) SHARES  DISCRETION MANAGER SOLE   SHARED    NONE
-------------- -------------- --------- --------- ------- ---------- ------- ----   ------    -------
 ISHARES TR    1-3 YR TRS BD  464287457   11891    146334    SOLE      N/A                    146334
 ISHARES TR    DJ US BAS MATL 464287838   19266    259820    SOLE      N/A                    259820
 ISHARES TR    DJ US ENERGY   464287796   20169    154625    SOLE      N/A                    154625
 ISHARES TR    DJ US INDUSTRL 464287754   18364    242591    SOLE      N/A                    242591
 ISHARES TR    DJ US TECH SEC 464287721   19249    306519    SOLE      N/A                    306519
 ISHARES TR    DJ US TELECOMM 464287713   18997    561207    SOLE      N/A                    561207
 ISHARES TR    LEHMAN AGG BND 464287226   11897    118944    SOLE      N/A                    118944
 ISHARES TR    MSCI EAFE IDX  464287465     255      3087    SOLE      N/A                      3087
 ISHARES TR    MSCI EMERG MKT 464287234   27904    186714    SOLE      N/A                    186714
 ISHARES INC   MSCI PAC J IDX 464286665   28441    171024    SOLE      N/A                    171024
 ISHARES TR    S&P 500 INDEX  464287200    2945     19250    SOLE      N/A                     19250
 ISHARES TR    S&P LTN AM 40  464287390   27405    113478    SOLE      N/A                    113478
 ISHARES TR    S&P MC 400 GRW 464287606   93131   1029864    SOLE      N/A                   1029864